COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at June 30, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	As of June 30, 2021			As of December 31, 2020
	Future Minimum Lease Payments	Future Interest Payments	Total Payments	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2021	$19,093	$1,113	$20,206	$22,500	$1,524	$24,024
2022	12,150	914	13,064	3,236	453	3,689
2023	15,379	255	15,634	1,810	174	1,984
2024	438	21	459	438	21	459
2025	-	-	-	-	-	-
Thereafter	-	-	-	-	-	-
Total	$47,060	$2,303	$49,363	$27,984	$2,172	$30,156

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at June 30, 2021 and December 31, 2020, respectively, are payable as follows (in US$ thousands):

	June 30, 2021	December 31, 2020
2021	$7,944	$21,665
2022	2,082	2,814
2023	1,275	1,998
2024	1,280	2,003
2025	632	1,355
Thereafter	3,468	3,413
Total	$16,681	$33,248